N-2 - $ / shares			3 Months Ended
		Apr. 25, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Apr. 01, 2025
Cover [Abstract]
Entity Central Index Key		0001422183
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		FS KKR CAPITAL CORP.
General Description of Registrant [Abstract]
Annual Dividend Payment			$ 0.7	$ 0.7	$ 0.7	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.7
Share Price [Table Text Block]
For the Three Months Ended
For the Three Months Ended (unless otherwise indicated)	Net Asset Value per Share(1)	Closing Sales Price		Premium (Discount) of High Sales Price to Net Asset Value per Share(2)	Premium (Discount) of Low Sales Price to Net Asset Value per Share(2)	Distributions per Share
		High	Low
Fiscal 2023
March 31, 2023	$24.93	$20.00	$17.45	(19.78)%	(30.00)%	$0.70
June 30, 2023	24.69	19.90	17.68	(19.40)%	(28.39)%	0.75
September 30, 2023	24.89	20.63	19.21	(17.12)%	(22.82)%	0.75
December 31, 2023	24.46	20.47	18.65	(16.31)%	(23.75)%	0.75
Fiscal 2024
March 31, 2024	24.32	20.89	18.36	(14.10)%	(24.51)%	0.75
June 30, 2024	23.95	20.71	18.82	(13.53)%	(21.42)%	0.75
September 30, 2024	23.82	20.43	18.74	(14.23)%	(21.33)%	0.70
December 31, 2024	23.64	22.22	19.71	(6.01)%	(16.62)%	0.70
Fiscal 2025
March 31, 2025 (through March 31, 2025)	—	24.06	20.47	—	—	0.70

(1)
NAV per Share is determined as of the last day in the relevant period and therefore may not reflect the NAV per Share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding Shares at the end of the relevant period. NAV per Share has not yet been publicly disclosed for the three months ended March 31, 2025.

(2)
Calculated as the respective high or low closing sale price less NAV, divided by NAV (in each case, as of the applicable period).

Lowest Price or Bid			20.47	19.71	18.74	18.82	18.36	18.65	19.21	17.68	17.45
Highest Price or Bid			$ 24.06	$ 22.22	$ 20.43	$ 20.71	$ 20.89	$ 20.47	$ 20.63	$ 19.9	$ 20
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]		(0.00%)	(6.01%)	(14.23%)	(13.53%)	(14.10%)	(16.31%)	(17.12%)	(19.40%)	(19.78%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]		(0.00%)	(16.62%)	(21.33%)	(21.42%)	(24.51%)	(23.75%)	(22.82%)	(28.39%)	(30.00%)
No Public Trading [Text Block]		Prior to April 16, 2014 there was no public market for the Company’s Shares.
NAV Per Share	[2]		$ 0	$ 23.64	$ 23.82	$ 23.95	$ 24.32	$ 24.46	$ 24.89	$ 24.69	$ 24.93	$ 21.36

[1]	Calculated as the respective high or low closing sale price less NAV, divided by NAV (in each case, as of the applicable period).
[2]	NAV per Share is determined as of the last day in the relevant period and therefore may not reflect the NAV per Share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding Shares at the end of the relevant period. NAV per Share has not yet been publicly disclosed for the three months ended March 31, 2025.